Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Prepaid Expenses [Abstract]
Prepaid directors and officers’ insurance		$ 1,609,260
Other prepaid expenses		35,920
Total		$ 1,645,180